UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           02/13/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               208175
                                                  -----------------------

Form 13F Information Table Value Total:               (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Apple Inc				COM	37833100	3391	6583	SHR		SOLE				6583
American Power Inc. 			COM	25537101	404	9464	SHR		SOLE				9464
AFLAC Inc. 				COM	1055102		212	3992	SHR		SOLE				3992
Amgen Inc. 				COM	31162100	262	3040	SHR		SOLE				3040
ALPS ETF TR			ALERIAN MLP	00162Q866	4430	280921	SHR		SOLE				280921
Altria Group Inc			COM	02209S103	6813	216987	SHR		SOLE				216987
American Rlty Cap Pptys Inc.		COM	02917T104	1083	81476	SHR		SOLE				81476
American Rlty Cap Tr In.		COM	02917L101	7730	665224	SHR		SOLE				665224
AmeriGas Partners L P		UNIT L P INT	30975106	8116	211308	SHR		SOLE				211308
American Express Co. 			COM	25816109	454	8000	SHR		SOLE				8000
AT&T Inc				COM	00206R102	7352	218433	SHR		SOLE				218433
BlackRock Inc. 				COM	09247X101	565	2743	SHR		SOLE				2743
BlackRock MuniYield PA QLTY		COM	09255G107	1210	75208	SHR		SOLE				75208
BlackRock MuniYield Insured		COM	09254E103	1259	82500	SHR		SOLE				82500
Bristol Myers Squibb Co			COM	110122108	481	14963	SHR		SOLE				14963
BP PLC				SPONSORED ADR	55622104	303	7280	SHR		SOLE				7280
Buckeye Partners L P		UNIT LTD PARTN	118230101	679	15093	SHR		SOLE				15093
Berkshire Hathaway Inc. DEL	CL B NEW	84670702	288	3225	SHR		SOLE				3225
CBS Corp. New				CL B	124857202	270	7240	SHR		SOLE				7240
CALAMOS CONV & HIGH INCOME F		COM SHS	12811P108	2063	170188	SHR		SOLE				170188
Comcast Corp. New			CL A	20030N101	355	9597	SHR		SOLE				9597
CALAMOS CONV OPP AND INC FD	SH BEN INT	128117108	512	43031	SHR		SOLE				43031
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	6202	629635	SHR		SOLE				629635
Chevron Corp				COM	166764100	1473	13576	SHR		SOLE				13576
Cisco Systems Inc. 			COM	17275R102	287	14618	SHR		SOLE				14618
Claymore Exchange TRD FD TR	GUG MULTI ASSET	18383M506	1728	79395	SHR		SOLE				79395
Danaher Corp				COM	235851102	1712	30690	SHR		SOLE				30690
Coca Cola Co				COM	191216100	692	18989	SHR		SOLE				18989
DCP Midstream Partners LP	COM UT LTD PTN	23311P100	2175	54423	SHR		SOLE				54423
EATON VANCE ENH EQTY INC FD		COM	278277108	169	16300	SHR		SOLE				16300
Enbridge Energy Management L	SHS UNITS LLI	29250X103	2526	88697	SHR		SOLE				88697
Ensco International Inc		SPONSORED ADR	29358Q109	323	5539	SHR		SOLE				5539
Enterprise Prods Partners L		COM	293792107	4939	100235	SHR		SOLE				100235
Exxon Mobil Corp			COM	30231G102	2542	29262	SHR		SOLE				29262
Fiduciary Claymore MLP Opp F		COM	31647Q106	1557	70477	SHR		SOLE				70477
FINANCIAL INSTNS INC			COM	317585404	614	33048	SHR		SOLE				33048
General Electric Co			COM	369604103	1662	80332	SHR		SOLE				80332
Genuine Parts Co			COM	372460105	542	8520	SHR		SOLE				8520
HCP Inc. 				COM	40414L109	531	11763	SHR		SOLE				11763
Home Depot Inc. 			COM	437076102	220	3604	SHR		SOLE				3604
H & Q Healthcare Investors	SH BEN INT	404052102	219	12588	SHR		SOLE				12588
Healthcare TR AMER Inc. 		CL A	40414L110	781	78802	SHR		SOLE				78802
Intel Corp				COM	458140100	1187	57894	SHR		SOLE				57894
International Business Machs		COM	459200101	1231	6388	SHR		SOLE				6388
ISHARES TR			DJ REGIONAL BK	464288778	349	14306	SHR		SOLE				14306
ISHARES TR			RUSSELL1000GRW	464287614	5680	87428	SHR		SOLE				87428
ISHARES TR			RUSSELL1000VAL	464287598	213	2946	SHR		SOLE				2946
ISHARES TR			RUSSELL 2000	464287655	1408	16941	SHR		SOLE				16941
ISHARES TR			RUSSELL2000VALU	464287630	237	3179	SHR		SOLE				3179
ISHARES TR			RUSL 2000 GROW	464287648	504	5359	SHR		SOLE				5359
ISHARES TR			RUSSELL MIDCAP	464287499	903	8047	SHR		SOLE				8047
ISHARES TR			RUSSELL MCP GR	464287481	476	7640	SHR		SOLE				7640
ISHARES TR			RUSSELL MCP VL	464287473	356	7139	SHR		SOLE				7139
ISHARES TR			S&P 500 INDEX	464287200	920	6466	SHR		SOLE				6466
ISHARES TR			DJ US FINL SEC	464287788	212	3501	SHR		SOLE				3501
JPMorgan Chase & Co			COM	46625H100	752	17231	SHR		SOLE				17231
Johnson & Johnson			COM	478160104	1857	26497	SHR		SOLE				26497
Kinder Morgan Inc. DEL			COM	49456B101	1292	37162	SHR		SOLE				37162
Kinder Morgan Management LLC	UT LTD PARTNER	494550106	336	4300	SHR		SOLE				4300
Kinder Morgan Management LLC		SHS 	49455U100	34395	467952	SHR		SOLE				467952
Linn Energy LLC			UNIT LTD LIAB	536020100	420	11880	SHR		SOLE				11880
Linear Technology Corp. 		COM	535678106	318	9368	SHR		SOLE				9368
M & T Bank				COM	55261F104	843	8583	SHR		SOLE				8583
Magellan Midstream Prtners LP	COM UNIT RP LP	559080106	1364	32000	SHR		SOLE				32000
MarkWest Energy Partners LP	UNIT LTD PARTN	570759100	8752	175083	SHR		SOLE				175083
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100	337	9051	SHR		SOLE				9051
Mattel, Inc.				COM	577081102	627	17343	SHR		SOLE				17343
McDonalds Corp				COM	580135101	3111	35066	SHR		SOLE				35066
Mercury Genl Corp NEW			COM	589400100	378	9448	SHR		SOLE				9448
Microsoft Corp				COM	594918104	847	31432	SHR		SOLE				31432
National Retail Properties I		COM	637417106	2362	75252	SHR		SOLE				75252
NEXTERA Energy Inc. 			COM	65339F101	208	3000	SHR		SOLE				3000
NFJ Divid Int & Prem Strtgy		COM SHS	65337H109	383	24514	SHR		SOLE				24514
Nustar Energy LP		UNIT COM	67058H102	1845	43017	SHR		SOLE				43017
Omnicom Group Inc. 			COM	681919106	255	5151	SHR		SOLE				5151
Oracle Corp. 				COM	68389X105	483	14515	SHR		SOLE				14515
Pepsico Inc				COM	713448108	2961	43117	SHR		SOLE				43117
Pfizer Inc. 				COM	717081103	468	18624	SHR		SOLE				18624
Phillip Morris Intl Inc			COM	718172109	2651	31650	SHR		SOLE				31650
PPG Inds Inc. 				COM	693506107	319	2400	SHR		SOLE				2400
PartnerRe LTD				COM	G6852T105	480	6025	SHR		SOLE				6025
PIMCO Income Strategy Fund		COM	72201J104	114	10234	SHR		SOLE				10234
PIMCO Income Opportunity Fd		COM	72202B100	868	29528	SHR		SOLE				29528
Plains All Amer Pipeline L	UNIT LTD PARTN	726503105	459	10300	SHR		SOLE				10300
Paychex Inc. 				COM	704326107	215	6895	SHR		SOLE				6895
PowerShares Intl Div Achv	INTL DIV ACHV	73935X716	2050	130242	SHR		SOLE				130242
POWERSHARES ETF TR II		BUILD AMER ETF	73937B407	1239	40804	SHR		SOLE				40804
POWERSHARES GLOBAL ETF TRUST	AGG PFD PORT	73936T565	1502	102677	SHR		SOLE				102677
Procter & Gamble Co			COM	742718109	3323	48884	SHR		SOLE				48884
SPDR SERIES TRUST		GOLD SHS	78463V107	819	5084	SHR		SOLE				5084
SPDR SERIES TRUST		S&P DIVID ETF	78464A763	9970	172217	SHR		SOLE				172217
SPDR S&P Regional Banking ETF	S&P REGL BKG	78464A698	1282	46047	SHR		SOLE				46047
Southern Co				COM	842587107	2135	50026	SHR		SOLE				50026
Stifel Finl Corp			COM	860630102	474	18089	SHR		SOLE				18089
Schlumberger LTD			COM	806857108	214	3100	SHR		SOLE				3100
Susquehanna Bancshares Inc P		COM	869099101	421	40131	SHR		SOLE				40131
Stryker Corp. 				COM	863667101	233	4220	SHR		SOLE				4220
Target Corp. 				COM	87612E106	448	7608	SHR		SOLE				7608
Time Warner Cable Inc. 			COM	88732J207	202	2105	SHR		SOLE				2105
United Parcel Service Inc.		CL B	911312106	244	3307	SHR		SOLE				3307
UNIVERSAL HEALTH RLTY INCM T	SH BEN INT	91359E105	4408	88772	SHR		SOLE				88772
United Technologies Corp. 		COM	913017109	563	6860	SHR		SOLE				6860
VANGUARD INTL EQUITY INDEX F	EMR MKT ETF	922042858	503	11494	SHR		SOLE				11494
VANGUARD WORLD FDS		ENERGY ETF	92204A306	612	6010	SHR		SOLE				6010
VANGUARD INDEX FDS		REIT ETF	922908553	3181	48542	SHR		SOLE				48542
Verizon Communications Inc		COM	92343V104	5298	121843	SHR		SOLE				121843
Wells Fargo & Co. New			COM	949746101	386	11299	SHR		SOLE				11299
Wal-Mart Stores Inc. 			COM	931142103	325	4771	SHR		SOLE				4771
Watsco Inc				COM	942622200	367	4951	SHR		SOLE				4951
Wisdomtree Trust		EMERG MKTS ETF	97717W315	5474	97482	SHR		SOLE				97482






TOTAL                                                 $208175 (x1000)
